UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash

80 Arkay Drive, Suite 110  Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 9/30

Date of reporting period:    3/31/13

Item 1.  Reports to Stockholders.

Class A Shares – LSEAX

Class I Shares – LSEIX

Semi-Annual Report

March 31, 2013

1-855-233-8300

www.persimmonfunds.com.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Persimmon Long/Short Fund
Portfolio Review (Unaudited)
March 31, 2013

The Fund's performance figures* for the period ended March 31, 2013, compared to its benchmark:
		Since Inception December 31, 2012
Persimmon Long Short Fund - Class A		1.00%
Persimmon Long Short Fund - Class A with load **		(4.08)%
Persimmon Long Short Fund - Class I		1.20%
S&P 500 Total Return Index ***		10.61%

*  The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-855-233-8300

** Class A with load total retrun is calculated using the maximum sales charge of 5.00%.

*** The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

Top Ten Holdings by Industry	% of Net Assets
Internet	10.5%
Retail	8.6%
Software	7.2%
Telecommunications	5.5%
Computers	5.1%
Oil & Gas	4.6%
Commercial Services	4.2%
Apparel	4.1%
Chemicals	3.2%
Other, Cash & Cash Equivalents	47.0%
	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2013
Shares		Value
	COMMON STOCK - 78.3%
	AEROSPACE/DEFENSE - 0.7%
1,455	HEICO Corp. +	$ 63,162
722	TransDigm Group, Inc. +	110,408
		173,570
	APPAREL - 4.1%
4,556	Deckers Outdoor Corp. * +	253,724
2,900	Hanesbrands, Inc. *	132,124
2,227	NIKE, Inc.	131,415
1,262	Quiksilver, Inc. *	7,660
829	Ralph Lauren Corp.	140,358
2,030	Under Armour, Inc. * +	103,936
6,752	Wolverine World Wide, Inc. +	299,586
		1,068,803
	AUTO MANUFACTURERS - 0.4%
3,838	General Motors Co. *	106,773

	AUTO PARTS & EQUIPMENT - 0.5%
2,400	TRW Automotive Holdings Corp. *	132,000

	BANKS - 1.5%
4,760	Citigroup, Inc.	210,582
2,249	Signature Bank * +	177,131
		387,713
	BEVERAGES - 0.2%
1,202	Monster Beverage Corp. *	57,384

	BIOTECHNOLOGY - 0.5%
11,142	Nanosphere, Inc. * +	24,512
2,722	Puma Biotechnology, Inc. * +	90,888
		115,400
	CHEMICALS - 3.2%
900	CF Industries Holdings, Inc. +	171,333
1,120	Eastman Chemical Co. +	78,254
3,880	EI du Pont de Nemours & Co.	190,741
2,500	Huntsman Corp.	46,475
2,020	Methanex Corp.	82,073
14,070	PetroLogistics LP +	193,885
4,000	Tronox Ltd.	79,240
		842,001
	COAL - 0.3%
4,140	SunCoke Energy Partners LP * +	86,526

	COMMERCIAL SERVICES - 4.2%
28,800	Command Security Corp. *	53,280
7,428	Electro Rent Corp.	137,715
3,288	ExamWorks Group Inc. *	56,948
1,411	FirstService Corp. * +	46,902
2,489	H&E Equipment Services Inc. +	50,776
9,689	Hackett Group, Inc.	44,279
2,663	Hertz Global Holdings, Inc. *	59,278
1,653	Huron Consulting Group, Inc. * +	66,649
4,170	Moody's Corp.	222,344
7,000	SAIC, Inc.	94,850
3,223	ServiceSource International, Inc. *	22,787
459	Stantec, Inc. +	20,159
2,260	United Rentals, Inc. *	124,232
2,364	Western Union Co.	35,555
19,303	Xueda Education Group - ADR	60,032
		1,095,786

See accompanying notes to financial statements.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	COMPUTERS - 5.1%
1,462	Apple, Inc. +	$ 647,125
4,760	Computer Sciences Corp.	234,335
225	FleetMatics Group PLC *	5,456
905	Fortinet, Inc. * +	21,430
14,624	Fusion-io, Inc. * +	239,395
1,342	IHS Inc. - Cl. A * +	140,534
2,033	Riverbed Technology, Inc. * +	30,312
		1,318,587
	COSMETICS/PERSONAL CARE - 0.8%
3,345	Estee Lauder Cos, Inc.	214,180

	DISTRIBUTION/WHOLESALE - 0.7%
210	Fossil, Inc. *	20,286
7,505	LKQ Corp. * +	163,309
		183,595
	DIVERSIFIED FINANCIAL SERVICES - 1.4%
902	Affiliated Managers Group, Inc. * +	138,520
1,101	FXCM Inc.	15,062
266	Portfolio Recovery Associates, Inc. * +	33,761
822	Virtus Investment Partners, Inc. * +	153,122
1,169	WageWorks, Inc. * +	29,260
		369,725
	ELECTRICAL COMPONETS & EQUIPMENT - 0.4%
614	Acuity Brands, Inc. +	42,581
1,130	AMETEK, Inc. +	48,997
		91,578
	ELECTRONICS - 0.3%
1,169	FARO Technologies, Inc. * +	50,723
890	National Instruments Corp. +	29,147
		79,870
	ENGINEERING & CONSTRUCTION - 0.1%
1,415	Mistras Group, Inc. * +	34,257

	ENTERTAINMENT - 0.7%
2,365	Multimedia Games Holding Co., Inc. *	49,358
1,515	Penn National Gaming, Inc. *	82,461
2,441	Pinnacle Entertainment, Inc. *	35,687
		167,506
	ENVIRONMENTAL CONTROL - 0.3%
2,383	Waste Connections, Inc. +	85,740

	FOOD - 0.7%
606	Fresh Market, Inc. The * +	25,919
737	Hain Celestial Group, Inc. The *	45,016
1,081	Smithfield Foods, Inc. *	28,625
991	Whole Foods Market, Inc.	85,969
		185,529
	HAND/MACHINE TOOLS - 0.6%
1,753	Stanley Black & Decker, Inc. +	141,940

	HEALTHCARE-PRODUCTS - 0.5%
2,333	Conceptus, Inc. * +	56,342
2,093	Masimo Corp. +	41,065
3,771	Misonix, Inc. *	21,570
		118,977

See accompanying notes to financial statements.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	HEALTHCARE-SERVICES - 1.0%
2,080	Community Health Systems, Inc.	$ 98,571
1,010	HCA Holdings, Inc.	41,036
8,900	Health Management Associates, Inc. *	114,543
		254,150
	HOME FURNISHINGS - 1.1%
5,965	Tempur-Pedic International, Inc. * +	296,043

	INSURANCE - 0.5%
4,805	Greenlight Capital Re Ltd. - Cl. A * +	117,482

	INTERNET - 10.5%
1,828	Acquity Group Ltd. - ADR * +	11,608
836	Baidu Inc. - ADR * +	73,317
6,964	Bazaarvoice, Inc. * +	50,976
2,786	Boingo Wireless, Inc. * +	15,379
5,571	Brightcove Inc. * +	34,596
3,761	E-Commerce China Dangdang Inc. - ADR * +	15,608
1,671	eBay Inc. * +	90,602
3,482	ExactTarget Inc. * +	81,026
696	Facebook Inc. - Cl. A * +	17,804
685	Google Inc. - Cl. A * +	543,911
6,949	Groupon Inc. - Cl. A * +	42,528
2,500	Internap Network Services Corp. *	23,375
833	LinkedIn Corp. - Cl. A *	146,658
3,526	Liquidity Services, Inc. * +	105,110
1,305	NIC Inc. +	25,004
4,631	OpenTable, Inc. * +	291,660
8,357	Pandora Media, Inc. * +	118,335
723	Shutterfly, Inc. * +	31,935
1,671	Sourcefire, Inc. * +	98,973
557	Splunk, Inc. * +	22,297
1,335	SPS Commerce, Inc. * +	56,965
1,815	Stamps.com, Inc. * +	45,320
4,570	VeriSign, Inc. *	216,070
7,343	Yahoo!, Inc. * +	172,781
2,333	Yandex NV - Cl. A *	53,939
2,786	Yelp, Inc. - Cl. A * +	66,056
9,100	Youku Tudou, Inc. - ADR *	152,607
509	Zillow, Inc. - Cl. A * +	27,827
27,856	Zynga, Inc. - Cl. A *	93,596
		2,725,863
	LEISURE TIME - 0.6%
6,556	Black Diamond, Inc. *	59,725
1,785	Life Time Fitness, Inc. *	76,362
216	Polaris Industries, Inc.	19,978
		156,065
	LODGING - 1.3%
1,271	Ameristar Casinos, Inc.	33,338
1,960	Las Vegas Sands Corp.	110,446
938	Melco Crown Entertainment Ltd. - ADR *	21,902
7,162	Morgans Hotel Group Co. *	42,399
4,377	Orient-Express Hotels Ltd. - Cl. A *	43,157
674	Wynn Resorts Ltd.	84,358
		335,600
	MACHINERY-CONSTRUCTION & MINING - 1.1%
2,355	Caterpillar Inc. +	204,814
1,120	Joy Global, Inc.	66,662
		271,476

See accompanying notes to financial statements.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	MACHINERY-DIVERSIFIED - 1.5%
1,853	Cummins, Inc.	$ 214,596
1,292	Graco, Inc. +	74,975
268	Middleby Corp. * +	40,776
980	Nordson Corp.	64,631
		394,978
	MEDIA - 0.4%
610	Liberty Media Corp. *	68,094
1,993	Starz - Liberty Capital *	44,145
		112,239
	METAL FABRICATE/HARDWARE - 0.3%
690	Haynes International, Inc. +	38,157
1,764	Rexnord Corp. * +	37,450
		75,607
	MINING - 1.4%
10,150	Augusta Resource Corp. * +	25,984
4,050	Goldcorp, Inc. +	136,202
10,490	Kinross Gold Corp.	83,186
7,000	Molycorp, Inc. * +	36,400
4,970	Turquoise Hill Resources Ltd. *	31,609
3,720	Yamana Gold, Inc.	57,102
		370,483
	MISCELLANEOUS MANUFACTURING - 0.6%
3,630	Koppers Holdings, Inc.	159,647

	OIL & GAS - 4.6%
1,640	Anadarko Petroleum Corp. +	143,418
1,150	Cabot Oil & Gas Corp.	77,751
2,330	Chesapeake Energy Corp.	47,555
5,470	Cobalt International Energy, Inc. * +	154,254
1,610	Concho Resources, Inc. * +	156,862
1,730	Delek US Holdings, Inc.	68,266
3,800	Energy XXI Bermuda Ltd. +	103,436
1,650	Gulfport Energy Corp. *	75,620
1,240	Hess Corp.	88,796
2,200	Marathon Oil Corp. +	74,184
300	Murphy Oil Corp.	19,119
1,590	PBF Energy, Inc. - Cl. A +	59,100
1,890	Rosetta Resources, Inc. *	89,926
500	Royal Dutch Shell PLC - ADR	33,410
		1,191,697
	OIL & GAS SERVICES - 1.7%
718	Core Laboratories NV +	99,027
907	Dril-Quip, Inc. * +	79,063
2,194	Forum Energy Technologies, Inc. * +	63,100
9,040	Lehigh Gas Partners LP	206,654
		447,844
	PHARMACEUTICALS - 0.8%
1,778	BioMarin Pharmaceutical Inc. * +	110,698
3,000	Endocyte, Inc. *	37,350
1,000	Sanofi - ADR	51,080
		199,128
	PIPELINES - 0.4%
1,810	SemGroup Corp. * +	93,613

See accompanying notes to financial statements.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value

	RETAIL - 8.6%
4,542	Abercrombie & Fitch Co. +	$ 209,840
1,805	Best Buy Co., Inc.	39,981
2,575	BJ's Restaurants, Inc. * +	85,696
386	Buffalo Wild Wings, Inc. *	33,787
1,237	Chipotle Mexican Grill, Inc. - Cl. A * +	403,101
571	Costco Wholesale Corp.	60,589
530	Dick's Sporting Goods, Inc.	25,069
5,997	Dominion Diamond Corp. *	97,991
6,626	Fifth & Pacific Cos, Inc. *	125,099
4,907	Francesca's Holdings Corp. * +	140,635
9,213	JC Penney Co., Inc. +	139,208
1,086	L Brands Inc. *	48,501
939	Lowe's Cos, Inc.	35,607
809	McDonald's Corp.	80,649
580	MSC Industrial Direct Co., Inc. +	49,752
328	Panera Bread Co. *	54,199
876	Papa John's International, Inc. *	54,154
3,525	Restoration Hardware Holdings, Inc. *	123,375
4,327	Rue21, inc * +	127,171
1,389	Staples, Inc.	18,654
3,719	Starbucks Corp. +	211,834
1,789	Urban Outfitters, Inc. *	69,306
		2,234,198
	SAVINGS & LOANS - 0.1%
2,000	TFS Financial Corp. *	21,660

	SEMICONDUCTORS - 0.6%
1,393	First Solar, Inc. * +	37,555
20,474	GigOptix, Inc. *	21,498
1,652	Hittite Microwave Corp. * +	100,045
		159,098
	SOFTWARE - 7.2%
98	ANSYS, Inc. * +	7,979
3,110	CA, Inc.	78,279
3,863	Citrix Systems, Inc. *	278,754
812	Concur Technologies, Inc. * +	55,752
2,802	E2open, Inc. * +	55,872
4,178	Imperva, Inc. * +	160,853
4,178	Infoblox Inc. * +	90,663
1,669	InnerWorkings, Inc. * +	25,269
4,875	Jive Software, Inc. * +	74,100
5,890	Microsoft Corp.	168,513
9,150	Monotype Imaging Holdings, Inc.	217,313
4,200	QLIK Technologies, Inc. *	108,486
870	RADWARE Ltd. * +	32,825
2,603	RealPage, Inc. * +	53,908
819	Red Hat, Inc. * +	41,409
279	Salesforce.com, Inc. * +	49,894
1,319	Solera Holdings, Inc. +	76,937
703	Ultimate Software Group, Inc. * +	73,225
5,107	VeriFone Systems, Inc. * +	105,613
1,428	Vmware, Inc. - Cl. A * +	112,641
		1,868,285

See accompanying notes to financial statements.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares			Value
	TELECOMMUNICATIONS - 5.5%
2,350	Acme Packet, Inc. *		$ 68,667
2,089	Allot Communications Ltd. * +		24,943
6,978	Aruba Networks, Inc. * +		172,636
4,480	Comverse, Inc. *		125,619
12,795	Corning, Inc.		170,557
45,057	Infinera Corp. * +		315,399
1,321	InterDigital, Inc. +		63,183
973	IPG Photonics Corp. +		64,617
11,142	Neonode, Inc. * +		64,289
34,365	ORBCOMM, Inc. *		179,042
682	Palo Alto Networks, Inc. *		38,601
9,553	Polycom, Inc. * +		105,847
2,507	Ubiquiti Networks, Inc. +		34,396
			1,427,796
	TRANSPORTATION - 1.3%
2,590	Echo Global Logistics, Inc. * +		57,291
1,425	FedEx Corp.		139,935
955	Landstar System, Inc. +		54,521
2,070	Old Dominion Freight Line, Inc. *		79,074
			330,821

	TOTAL COMMON STOCK (Cost - $19,381,447)		20,301,213

	EXCHANGE TRADED FUNDS - 0.4%
	COMMODITY FUND - 0.4%
730	SPDR Gold Shares (Cost $112,960) *		112,749

Number of
Contracts		Expiration
	PURCHASED OPTIONS - 0.3%
	PURCHASED CALL OPTIONS - 0.1%
43	Cliffs Natural Resources, Inc. @ $20.00 *	May-13	4,601
74	Market Vectors Gold Miners ETF @ $42.50 *	Jun-13	3,774
58	SPDR Gold shares @ $158.00 *	May-13	7,540
70	VOLATILITY S&P500 @ $15.00 *	May-13	14,350
			30,265
	PURCHASED PUT OPTIONS - 0.2%
79	Market Vectors Oil Service ETF @ $42.00 *	May-13	7,110
16	Methanex Corp. @ $40.00 *	May-13	2,000
176	Ultra Pertoleum Corp. @ $ 20.00 *	Jun-13	25,520
			34,630

	TOTAL PURCHASED OPTIONS (Cost - $74,557)		64,895

	SHORT-TERM INVESTMENTS - 25.3%
Shares	MONEY MARKET FUND - 25.3%
6,551,944	Dreyfus Cash Management Institution Shares
	(Cost - $6,551,944) +, ++		6,551,944

	TOTAL INVESTMENTS - 104.3% (Cost - $26,120,908) (a)		$ 27,030,801
	LIABILITIES LESS OTHER ASSETS - (4.3) %		(1,116,230)
	NET ASSETS - 100.0%		$ 25,914,571

See accompanying notes to financial statements.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares	COMMON STOCK - (38.3) %	Value
	AIRLINES - (0.1) %
(707)	United Continental Holdings, Inc. *	$ (22,631)

	APPAREL - (0.9) %
(1,046)	Carter's, Inc. *	(59,904)
(3,439)	Hanesbrands, Inc. *	(156,681)
(511)	NIKE, Inc. +	(30,154)
		(246,739)
	AUTO MANUFACTURERS - (0.2) %
(1,393)	Tesla Motors, Inc. *	(52,781)

	BEVERAGES - (0.6) %
(171)	Boston Beer Co., Inc. The *	(27,298)
(1,568)	Coca-Cola Enterprises, Inc.	(57,891)
(1,313)	Molson Coors Brewing Co.	(64,245)
		(149,434)
	BIOTECHNOLOGY - (0.5) %
(447)	Arena Pharmaceuticals, Inc. *	(3,670)
(1,912)	United Therapeutics Corp. *	(116,383)
		(120,053)
	CHEMICALS - (0.8) %
(2,830)	EI du Pont de Nemours & Co.	(139,123)
(1,380)	Mosaic Co./The	(82,262)
		(221,385)
	COAL - (0.2) %
(2,670)	Cloud Peak Energy Inc. *	(50,143)

	COMMERCIAL SERVICES - (0.5) %
(7,401)	Ambow Education Holding Ltd. - ADR *	(7,029)
(991)	Rent-A-Center, Inc.	(36,608)
(1,048)	Valassis Communications, Inc.	(31,304)
(1,393)	VistaPrint NV *	(53,853)
		(128,794)
	COMPUTERS - (2.4) %
(6,268)	EMC Corp. *	(149,743)
(1,950)	Hewlett-Packard Co.	(46,488)
(895)	International Business Machines Corp.	(190,903)
(1,480)	j2 Global, Inc.	(58,031)
(2,786)	Lexmark International, Inc.	(73,550)
(696)	NCR Corp. *	(19,182)
(1,671)	NetApp, Inc. *	(57,081)
(1,567)	Netscout Systems, Inc. *	(38,501)
		(633,479)
	COSMETICS/PERSONAL CARE - (0.3) %
(930)	Procter & Gamble Co. The	(71,666)

	DISTRIBUTION/WHOLESALE - (0.3) %
(1,470)	Fastenal Co.	(75,484)

	DIVERSIFIED FINANCIAL SERVICES - (0.0) %
(744)	Calamos Asset Management, Inc. - Cl. A	(8,757)

	ELECTRICAL COMPONENTS & EQUIPMENT - (0.7) %
(1,850)	Energizer Holdings, Inc.	(184,500)

See accompanying notes to financial statements.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	ELECTRONICS - (1.0) %
(3,410)	FLIR Systems, Inc.	$ (88,694)
(1,532)	Garmin Ltd.	(50,617)
(627)	Honeywell International, Inc.	(47,244)
(2,786)	Trimble Navigation Ltd. *	(83,469)
		(270,024)
	ENERGY-ALTERNATE SOURCES - (0.7) %
(3,794)	Amyris, Inc. *	(11,686)
(1,123)	KiOR, Inc. - Cl. A *	(5,222)
		(16,908)
	ENTERTAINMENT - (0.2) %
(874)	Bally Technologies, Inc. *	(45,422)

	FOOD - (0.5) %
(2,798)	Safeway, Inc.	(73,727)
(1,441)	United Natural Foods, Inc. *	(70,897)
		(144,624)
	HOME FURNISHINGS - (0.8) %
(2,326)	iRobot Corp. *	(59,685)
(11,090)	Panasonic Corp. *	(81,290)
(4,004)	Sony Corp.	(69,670)
		(210,645)
	HOUSEHOLD PRODUCTS WARES - (0.8) %
(521)	Jarden Corp. *	(22,303)
(2,227)	Tupperware Brands Corp.	(182,035)
		(204,338)
	INSURANCE - (0.2) %
(1,864)	Homeowners Choice, Inc.	(50,794)

	INTERNET - (4.4) %
(663)	Amazon.com, Inc. *	(176,683)
(5,297)	Blue Nile, Inc. *	(182,482)
(1,393)	F5 Networks, Inc. *	(124,088)
(2,089)	MercadoLibre, Inc.	(201,714)
(1,365)	Netflix, Inc. *	(258,545)
(3,806)	ReachLocal, Inc. *	(56,938)
(5,327)	Symantec Corp. *	(131,470)
(83)	TripAdvisor, Inc. *	(4,359)
		(1,136,279)
	IRON/STEEL - (0.2) %
(1,860)	Schnitzer Steel Industries, Inc.	(49,588)

	LEISURE TIME - (0.2) %
(374)	Brunswick Corp.	(12,798)
(380)	Polaris Industries, Inc.	(35,146)
		(47,944)
	LODGING - (0.2) %
(4,038)	MGM Resorts International *	(53,100)

	MACHINERY-CONSTRUCTION & MINING - (0.3) %
(1,930)	Terex Corp. *	(66,431)

	MEDIA - (0.5) %
(2,049)	Cablevision Systems Corp.	(30,653)
(1,845)	Comcast Corp.	(77,508)
(496)	Gannett Co., Inc.	(10,848)
		(119,009)
	METAL FABRICATE/HARDWARE - (0.5) %
(3,330)	Tenaris SA	(135,797)

See accompanying notes to financial statements.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	MINING - (1.4) %
(10,470)	Alcoa, Inc.	$ (89,204)
(2,370)	AngloGold Ashanti Ltd.	(55,813)
(4,460)	Barrick Gold Corp.	(131,124)
(2,970)	Globe Specialty Metals, Inc.	(41,342)
(1,150)	Southern Copper Corp.	(43,206)
		(360,689)
	MISCELLANEOUS MANUFACTURING - (0.7) %
(1,130)	Aptargroup, Inc.	(64,805)
(630)	Dover Corp.	(45,914)
(2,490)	Harsco Corp.	(61,677)
		(172,396)
	OIL & GAS - (4.6) %
(1,570)	Apache Corp.	(121,141)
(3,260)	Chesapeake Energy Corp.	(66,537)
(880)	Chevron Corp.	(104,562)
(3,910)	ConocoPhillips	(234,991)
(1,540)	Continental Resources Inc./OK *	(133,872)
(2,890)	Ecopetrol SA	(157,563)
(6,820)	Encana Corp.	(132,717)
(4,200)	Oasis Petroleum, Inc. *	(159,894)
(1,470)	Whiting Petroleum Corp. *	(74,735)
		(1,186,012)
	OIL & GAS SERVICES - (0.8) %
(2,580)	Halliburton Co.	(104,258)
(3,560)	RPC, Inc.	(54,005)
(2,117)	Thermon Group Holdings, Inc. *	(47,019)
		(205,282)
	PHARMECEUTICAL - (0.7) %
(747)	USANA Health Sciences, Inc. *	(36,103)
(13,483)	Vivus, Inc. *	(148,313)
		(184,416)
	PIPELINES - (0.6) %
(3,220)	Williams Partners LP	(166,796)

	RETAIL - (4.0) %
(1,671)	Barnes & Noble, Inc. *	(27,488)
(696)	Bed Bath & Beyond, Inc. *	(44,836)
(409)	Brinker International, Inc.	(15,399)
(263)	Cabela's, Inc. *	(15,985)
(657)	Cheesecake Factory, Inc. The	(25,367)
(1,913)	Conn's, Inc. *	(68,677)
(424)	Cracker Barrel Old Country Store, Inc.	(34,280)
(456)	Dillard's, Inc.	(35,819)
(1,147)	Dunkin' Brands Group, Inc.	(42,301)
(4,704)	Fred's, Inc.	(64,351)
(4,137)	GameStop Corp. - Cl. A	(115,712)
(2,861)	Gap, Inc. The	(101,279)
(4,118)	Guess?, Inc.	(102,250)
(361)	Hibbett Sports, Inc. *	(20,313)
(870)	Lululemon Athletica, Inc. *	(54,245)
(1,535)	Macy's, Inc.	(64,224)
(61)	Panera Bread Co. *	(10,080)
(965)	rue21, inc *	(28,361)
(559)	Sally Beauty Holdings, Inc. *	(16,423)
(3,191)	Sonic Corp. *	(41,100)
(274)	Target Corp.	(18,755)
(1,770)	Texas Roadhouse, Inc. - Cl. A	(35,736)

See accompanying notes to financial statements.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Shares		Value
	RETAIL - (4.0) % (Continued)
(292)	Tiffany & Co.	$ (20,306)
(423)	Ulta Salon Cosmetics & Fragrance, Inc. *	(34,335)
(449)	Vitamin Shoppe, Inc. *	(21,934)
(456)	Williams-Sonoma, Inc.	(23,493)
		(1,083,049)
	SEMICONDUCTORS - (1.4) %
(13,655)	Intel Corp.	(298,362)
(836)	QUALCOMM, Inc.	(55,970)
		(354,332)
	SOFTWARE - (4.5) %
(10,560)	Activision Blizzard, Inc.	(153,859)
(1,567)	BMC Software, Inc. *	(72,599)
(2,507)	CA, Inc.	(63,101)
(1,838)	Check Point Software Technologies Ltd. *	(86,368)
(1,114)	CommVault Systems, Inc. *	(91,326)
(2,786)	Digital River, Inc. *	(39,394)
(4,186)	Microsoft Corp.	(119,761)
(5,223)	Oracle Corp.	(168,912)
(2,089)	Proofpoint, Inc. *	(35,221)
(1,033)	Rosetta Stone, Inc. *	(15,888)
(1,741)	SAP AG	(140,220)
(1,811)	ServiceNow, Inc. *	(65,558)
(1,951)	Workday ,Inc. - Cl. A *	(120,240)
		(1,172,447)
	TELECOMMUNICATIONS - (0.3) %
(2,089)	Cisco Systems, Inc.	(43,681)
(696)	NETGEAR, Inc. *	(23,323)
		(67,004)
	TOYS GAMES HOBBIES - (1.3) %
(6,851)	Hasbro, Inc.	(301,033)
(967)	Mattel, Inc.	(42,345)
		(343,378)
	TRANSPORTATION - (0.5)%
(2,150)	Con-way, Inc.	(75,701)
(430)	FedEx Corp.	(42,226)
		(117,927)

	TOTAL COMMON STOCK SOLD SHORT (Proceed - $9,563,067)	(9,930,477)

	EXCHANGE TRADED FUNDS - (6.2) %
(970)	iShares Russell 2000 Growth Index Fund	(104,518)
(5,219)	iShares Russell 2000 Index Fund	(491,943)
(259)	iShares S&P North American Technology Sector Index Fund	(18,809)
(2,479)	Powershares QQQ Trust Series 1	(170,977)
(4,168)	SPDR S&P 500 ETF Trust	(652,500)
(909)	SPDR S&P Retail ETF	(63,939)
(3,134)	Technology Select Sector SPDR Fund	(94,866)
	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceed - $1,544,451)	(1,597,552)

	TOTAL SECURITIES SOLD SHORT (Proceed -$11,107,518) (a)	(11,528,029)

See accompanying notes to financial statements.

Persimmon Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2013
Number
of Contracts		Expiration	Value
WRITTEN OPTIONS - (0.1) %
WRITTEN CALL OPTIONS - (0.0) %
(28)	Ultra Pertroleum Corporation @ $21.00 *	Apr-13	$ (1,260)

WRITTEN PUT OPTIONS - (0.1) %
(30)	Ultra Pertoleum Corp. @ $17.00 *	Jun-13	(1,200)
(112)	VOLATILITY S&P500 @ $16.00 *	May-13	(23,520)
(24,720)

	TOTAL WRITTEN OPTIONS (Premiums - $26,370)		(25,980)

*	Non-income producing security.
+	All or part of the security was held as collateral for securities sold short as of March 31, 2013.
++	Variable rate security. Interest rate is as of March 31, 2013
ADR	American Depositary Receipt.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short and written options) is
$37,674,918 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 1,640,527
		Unrealized Depreciation:	(1,150,755)
		Net Unrealized Appreciation:	$ 489,772

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2013

ASSETS
Investment securities:
At cost	$ 26,120,908
At value	$ 27,030,801
Cash	10,618,248
Receivable for securities sold	1,202,244
Prepaid expenses and other assets	28,612
TOTAL ASSETS	38,879,905

LIABILITIES
Securities sold short, at value (proceeds $11,107,518)	11,528,029
Payable for investments purchased	1,372,112
Investment advisory fees payable	38,001
Options written, at value (premiums $26,370)	25,980
Dividends payable	1,212
TOTAL LIABILITIES	12,965,334
NET ASSETS	$ 25,914,571

Composition of Net Assets:
Paid in capital	$ 25,719,170
Accumulated net investment loss	(143,072)
Accumulated net realized loss from investments	(151,299)
Net unrealized appreciation of investments	489,772
NET ASSETS	$ 25,914,571

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 2,525
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	250
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)	$ 10.10
Maximum offering price per share
(net asset value plus maximum sales charge of 5.00%) (b)	$ 10.63

Class I Shares:
Net Assets	$ 25,912,046
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,561,655
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 10.12

(a) The fund will impose a 1.00% redemption fee for any redemptions of fund shares occurring within 60 days of purchase.
(b) On investment of $50,000 or more, the offering price reduced.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended March 31, 2013 (a)

INVESTMENT INCOME
Dividends (Net of foreign withholding tax of $118)	$ 32,887
Interest	298
TOTAL INVESTMENT INCOME	33,185

EXPENSES
Advisor fees	112,082
Distribution (12b-1) fees:
Class A	1
Interest expenses	26,293
Professional fees	16,104
Administrative services fees	12,398
Custodian fees	7,576
Accounting services fees	7,369
Compliance officer fees	6,710
Transfer agent fees	4,112
Registration fees	2,165
Printing and postage expenses	2,165
Trustees fees and expenses	1,082
Insurance expense	1,082
Other expenses	14,746
TOTAL EXPENSES	213,885
Less: Fees waived by the Advisor	(37,628)
NET EXPENSES	176,257

NET INVESTMENT LOSS	(143,072)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	124,498
Securities sold short	(257,121)
Options contracts purchased	(20,394)
Options contracts written	1,718
Net Realized Loss	(151,299)

Net change in unrealized appreciation (depreciation) on:
Investments	919,555
Options contracts purchased	(9,662)
Securities sold short	(420,511)
Options contracts written	390
Net Change in Appreciation (Depreciation)	489,772

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	338,473

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 195,401

(a)	The Persimmon Long Short Fund commenced operations on December 31, 2012.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
March 31, 2013 (a)
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$ (143,072)
Net realized loss on investments	(151,299)
Net change in unrealized appreciation (depreciation) on investments	489,772
Net increase in net assets resulting from operations	195,401

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,500
Class I	25,716,670
Net increase from shares of beneficial interest transactions	25,719,170

NET INCREASE IN NET ASSETS	25,914,571

NET ASSETS
Beginning of Period	-
End of Period *	$ 25,914,571
*Includes accumulated net investment loss of:	$ (143,072)

SHARE ACTIVITY
Class A:
Shares Sold	250

Class I:
Shares Sold	2,561,655

(a)	The Persimmon Long Short Fund commenced operations on December 31, 2012.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period (1)

	Class A	Class I
	Period Ended	Period Ended
	March 31, 2013	March 31, 2013
	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$ 10.00	$ 10.00

Income (loss) from investment operations:
Net investment loss (2)	(0.07)	(0.06)
Net realized and unrealized gain on investments	0.17	0.19
Total from investment operations	0.10	0.13

Net asset value, end of period	$ 10.10	$ 10.12

Total return (3,4)	1.00%	1.20%

Net assets, at end of period (000s)	$ 3	$ 25,912

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including
dividends from securities sold short and interest expense (5,6)	4.85%	4.76%
Ratio of gross expenses to average net assets excluding
dividends from securities sold short and interest expense (5,6)	3.92%	3.83%

Ratio of net expenses to average net assets including
dividends from securities sold short and interest expense (6)	4.17%	3.92%
Ratio of net expenses to average net assets excluding
dividends from securities sold short and interest expense (6)	3.24%	2.99%

Ratio of net investment loss to average net assets (6,7)	(3.07)%	(3.18)%

Portfolio Turnover Rate (4)	59%	59%

(1) The Fund commenced operations on December 31, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(4) Not annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized for periods less than one full year.
(7)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Persimmon Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2013

1.

ORGANIZATION

The Persimmon Long Short Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund commenced operations on December 31, 2012. The Fund’s seeks to achieve long-term capital appreciation.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. All classes are subject to a 1% redemption fee on redemptions made with 60 days of the original purchase.  Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the last reported bid price on the valuation date.   Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process

Persimmon Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2013

 produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-advisers.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-advisers, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-advisers to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-advisers is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available;

Persimmon Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2013

representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Investments *
Common Stock	$ 20,301,213	$ -	$ -	$ 20,301,213
Short-Term Investments	6,551,944	-	-	6,551,944
Exchange Traded Funds	112,749	-	-	112,749
Purchase options	64,895	-	-	64,895
Total Investments	$ 27,030,801	$ -	$ -	$ 27,030,801

Liabilities
Securities Sold Short
Common Stock	(9,930,477)	-	-	(9,930,477)
Exchange Traded Funds	(1,597,552)	-	-	(1,597,552)
Written options	$ (25,980)	$ -	$ -	$ (25,980)
Total Liabilities	$ (11,554,009)	$ -	$ -	$ (11,554,009)

* Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period ended.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Persimmon Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2013

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2013. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the period ended March 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and options amounted to $29,400,594 and $10,109,563, respectively. Purchases and proceeds from securities and exchange traded funds sold short amounted $19,262,539 and $8,412,142, respectively.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. For the period ended March 31, 2013, the Fund had gains of $1,718, which is included in the net realized gain from Option contracts written in the Statement of Operations.  For the period ended March 31, 2013, the Fund had losses of $20,394, which is included in the net realized loss from Option contracts purchased in the Statement of Operations.

Persimmon Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2013

The number of option contracts written and the premiums received by the Fund for the period ended March 31, 2013, were as follows:

	Put Options		Call Options
	Number of	Premiums	Number of	Premiums
Written Options	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	-	$ -	-	$ -
Options purchased/written	212	29,371	108	10,143
Options closed			(78)	(8,048)
Options exercised			(2)	(94)
Options expired	(70)	(5,002)
Options outstanding, end of period	142	$ 24,369	28	$ 2,001

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The derivative instruments outstanding as of March 31, 2013 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

4. INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

The business activities of the Fund are overseen by the Board which is responsible for the overall management of the Fund. Persimmon Capital Management LP., serves as the Fund’s investment advisor (the “Advisor”). The Fund’s advisor allocates portions of the Fund’s portfolio to be managed by; Caerus Global Investors LLC, Inflection Partners LLC, ISF Management, LLC, M.A Weatherbie & Co., Inc., Open Field Capital LLC, Sonica Capital, LLC, and Turner Investment LP, each serve as a Sub-Advisor (the “Sub-Advisors”). The Fund employs Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the following annual rate 2.50%. Pursuant to each sub-advisory agreement between the Advisor and each Sub-Advisor, each Sub-Advisor is entitled to receive, on a monthly basis, a percentage of the net assets of their managed allocated portion. The Sub-Advisors are paid by the Advisor not the Fund.

The Fund's Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short or

Persimmon Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2013

extraordinary expenses such as litigation) will not exceed 3.24% and 2.99% of the daily average net assets attributable to each of the Class A  and Class I shares, respectively. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the period ended March 31, 2013, the advisor waived fees and reimbursed expenses in the amount of $37,628 that may be subject to recapture through March 31, 2016.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to Class A. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”); to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the period ended March 31, 2013, pursuant to the Plan, Class A shares paid $1.

The Fund pays its pro rata share of a total fee of $6,000 per quarter for each Independent Trustee, plus $3,500 per year for the Chairman of the Audit Committee and the Chairman of the Board of Trustees.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For the provision of these services, Gemcom receives customary fees from the Fund.

5. REDEMPTION FEES

The Fund may asses a short term redemption fee of 1.00% of the total redemption amount of shareholders sell their share after holding them for less than sixty days. The redemption fee is paid directly to the Fund from which the redemption is made. For the period ended March 31, 2013, the Fund did not have any redemption fees.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund Section 2(a) (9) of the Act.  As of March 31, 2013, Gregory Horn held approximately 100% of the voting securities of Class A.

7.  UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in Dreyfus Cash Management Institution Shares - Money Market Portfolio, (the “Dreyfus Money Market Fund”).  The Fund may redeem its investment from the Dreyfus Cash Management at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

Persimmon Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2013

The performance of the Fund may be directly affected by the performance of the Dreyfus Money Market Fund.  The financial statements of the Dreyfus Money Market Fund, including the portfolio of investments, can be found at www.dreyfus.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of March 31, 2013 the percentage of the Fund’s net assets invested in the Dreyfus Money Market Fund was 25.3%.

8.  RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

9.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

On May 30, 2013, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, herby approves the removal of Open Field, LLC as sub-adviser.

Persimmon Long Short Fund

EXPENSE EXAMPLES (Unaudited)

March 31, 2013

As a shareholder of the Persimmon Long Short Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, expenses due to securities sold short and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Persimmon Long Short Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period beginning December 31, 2012 (commencement of operations) and ending March 31, 2013.

Table 1.  Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2.  Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Persimmon Long Short Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized Expense Ratio	Beginning Account Value *	Ending Account Value	Expenses Paid During Period **
Actual
Expenses		12/31/12	3/31/2013	12/31/12 – 3/31/13
Class A	4.17%	$1,000.00	$1,010.00	$9.99
Class I	3.92%	$1,000.00	$1,012.00	$9.40
Table 2
	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period ****
Hypothetical ***
(5% return before expenses)		10/1/12	3/31/2013	10/1/12 – 3/31/13
Class A	4.17%	$1,000.00	$1,004.14	$20.84
Class I	3.92%	$1,000.00	$1,005.39	$19.60

  *         From December 31, 2012 (commencement of operations) to March 31, 2013.

**       Class A and Class I expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (87), and divided by the number of days in the fiscal year (365).

***     Please note that while the Fund’s Class A and Class I commenced operations on December 31, 2012, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period October 1, 2012 to March 31, 2013.

****   Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Approval of Advisory Agreement – Persimmon Long/Short Fund

In connection with a meeting held on November 29, 2013, (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Agreement”) between Persimmon Capital Management, LP (“PCM” or the “Adviser”) and the Trust, on behalf of the Persimmon Long/Short Fund (the “Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Fund’s performance compared with key indices.

In its consideration of the approval of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement included the following:

Nature, Extent & Quality of Service.  The Board noted that the key personnel of PCM have many years of experience managing hedge funds and individual wealth accounts, and agreed that they possess excellent academic and industry credentials.  The Board discussed that PCM will make decisions relating to capital allocation to sub-advisers, and will perform all due diligence on the sub-advisers by evaluating their pedigree, depth/quality of the investment and operation teams, the investment style, philosophy, and risk management process, along with timeliness of strategy, historical return and risk metrics.  They further discussed that PCM will also evaluate capacity of strategy, viability of the sub-adviser, operational controls and regulatory and legal history. The Board also noted PCM, in its role as adviser, will establish and monitor sub-adviser guidelines relating to maximum exposure levels and individual positions. The Board concludes that the President of PCM demonstrated an astute and organized approach to supervising the sub-advisers and that PCM can provide quality service to the shareholder.

Performance.  The Board noted that PCM manages 2 multi-manager hedge funds, one of which has outperformed its benchmark, the HFN Fund of Funds Multi Strategy, over the past 1 year, 5 year, and 10 year period, and since inception in 2001; the second of which, the HFRX Equity Index, while slightly underperforming its benchmark the past 1 year, has outperformed since inception 2009. The Board concluded that this unique multi-manager strategy has the potential to deliver positive returns for the shareholders.

Fees & Expenses.  The Board noted PCM proposed a management fee of 2.50%, which is on par with the fees charged by the peer group; however, it is a little more than twice that of the Morningstar Category average.  The Trustees considered that the Morningstar Category only includes long/short equity funds and not multi-manager long/short equity funds that would include the additional cost of the sub-adviser and its operational expenses.  They also considered that the management fee for quality advisers managing a hedge fund type strategy are expected to be at or above 1.00%.  They agreed that quality hedge fund type managers require a premium.  Given the unique nature of this strategy, the services to be performed by the adviser and the quality of the sub-advisors, the Board concluded that the advisory fee is reasonable.

Economies of Scale.  The Board discussed the anticipated size of the Fund, and its prospects for growth.  The Trustees considered that this unique alternative strategy is still relatively new for mutual funds, and that PCM will require the flexibility to pay underlying sub-advisers.  The Trustees considered the Adviser’s comments regarding the uncertainty of operating cost, industry conditions, and its ability to negotiate lower fees with sub-advisers.  The Trustees concluded that based on the anticipated size of the Fund, breakpoints will not be required during the initial term of the agreement.  However, the Adviser agreed with the Board that as the Fund grows and the sub-advisers and Adviser achieve economies of scale, it would be willing to evaluate the implementation of breakpoints. The Board agreed to monitor and address the issue at the appropriate time and would expect the Adviser to work with the Board.

Profitability.  The Board considered the anticipated profits to be realized by PCM in connection with the operation of Persimmon Long/Short Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees noted that because of the anticipated asset levels during the initial term of the agreement, the complex nature of the strategy and level of services the Adviser will be performing with regards to the due diligence of the sub-advisers, the Board was satisfied that PCM’s level of profitability from its relationship with the Fund would be reasonable.

Conclusion.  The Board having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure was reasonable and that approval of the Advisory Agreement was in the best interests of the Trust and the shareholders of the Fund.

Approval of Sub-Advisory Agreements

In connection with the Meeting, the Board of the Trustees discussed the approval of the sub-advisory agreements between Caerus Global Investors, LLC (“CGI”), Inflection Partners, LLC (“IP”), M.A. Weatherbie & Co., Inc. (“MAW”), Open Field Capital, LLC (“OFC”), Sonica Capital, LLC (“SC”), Turner Investments, LP (“TI”), ISF Management, LLC (“ISF”) and the Adviser to manage Persimmon Long/Short Fund (each a “Sub-Advisory Agreement” and collectively the “Sub-Advisory Agreements”).  In considering the Sub-Advisory Agreements, the Board received materials specifically relating to each Sub-Advisory Agreement.

Caerus Global Investors (CGI) Sub-Adviser to Persimmon Capital Management LP

Nature, Extent & Quality of Services.  The Board noted that CGI has been managing the assets and servicing high net worth individuals, family offices, fund of funds, institutions, and pensions since 2009, and currently CGI manages approximately $220 million. The Board discussed the fact that the key personnel combine to have decades of financial industry experience coming from large investment banks, money managers, and finance and accounting. The Board also noted that the strategy CGI employs is equity long/short seeking high returns through low net exposure and low volatility, based on in-depth fundamental research in various sectors when selecting investments.  They viewed positively the sub-adviser’s representation that it will monitor risk limitations in real time to ensure compliance with maximum exposure levels set by the adviser through computer software designed for this purpose. Also noted by the Board is that CGI has not been involved in any litigation or administrative actions for the past 12 months. The Board concluded that CGI has the potential to provide quality service to the Fund and its shareholders.

Performance.  The Board reviewed performance data CGI provided with respect to two separately managed accounts being managed pari passu to their flagship hedge fund and noted that the performance of the account with the longest track record (August 2009) was good (1 year performance of 7.78% and inception to date performance of 14.59%), but it underperformed vs. the S&P 500 Index which returned 16.45% and 65%, respectively.  The Trustees discussed CGI’s explanation for the large variance, which referred to the timing of the 2009 recovery, and that GCI employs a strategy that has low net exposure and low volatility. In order to take full advantage of the market recovery, the portfolio needed exposure to high volatility.  The Board concluded that CGI has experienced knowledgeable personnel to deliver positive performance to the Fund and shareholders.

Fees & Expenses.  CGI proposed a management fee of 1.25% to the Adviser, where retail mutual fund clients can gain access to a hedge fund strategy that CGI currently charges its clients a 2% management fee plus 20% performance fee.  Given that participating in a hedge fund strategy is much more costly, the Board concluded that the sub-advisory fee is reasonable.

Inflection Partners, LLC (IP) Sub-Adviser to Persimmon Capital Management LP

Nature, Extent & Quality of Services.  The Board noted that the sub-adviser, IP, has managed a hedge fund that employs a long/short equity strategy since 2005. The Board noted that IP has been the sub-adviser to a hedged mutual fund since 2010 and recently became a sub-adviser to two other funds.  The Trustees reviewed with approval that the key personnel at IP each have about 20 years or more experience in the financial industry, encompassing portfolio management, trading and compliance.  The Trustees noted that the sub-adviser will perform fundamental research on equity related securities within the telecommunications, media and technology sectors, and seeks to identify the market consensus viewpoint on the security, develop a differentiated point of view that the research team does not believe is reflected in the current market valuation of the security in order to find opportunities for growth in long investments or flawed/broken businesses in short investments.  It was also noted by the Trustees that the sub-adviser has not had any litigation or compliance issues during the past 12 months.  The Board concluded that the sub-adviser has the resources to provide quality service to the Fund and shareholder.

Performance.  The Board noted that the hedge fund managed by IP returned 2.1% over the past year, 24.1% over 5 years, and 68.1% since inception 2005, outperforming the benchmark, HFRX Equity Hedge Index which, over the same time period, returned 1.0%, -26.4% and -10.9%, respectively.  The Board also noted that using the S&P 500 as a benchmark which returned for 1 year 30.2%, for 5 years 5.2% and 39.5% since 2005, the Trustees observed that IP underperformed the 1 year and their 2005 inception date, but outperformed over 5 years.  The Board concludes that IP has the ability and potential to deliver positive performance to the Fund and shareholders.

Fees & Expenses.  IP proposed a management fee of 1.00% to the Adviser.  The Trustees viewed as favorable the fact that the Fund’s retail investors will gain access to a hedge fund strategy that IP currently charges their clients a management fee of between 1% and 1.5%.  Because the Fund gives an opportunity to participate in a hedge fund strategy within a mutual fund with a management fee that is lower than typical hedge fund, the Board concluded that the sub-adviser fee is reasonable and a benefit to the Fund and shareholders.

M.A. Weatherbie & Co., Inc. (MAWCO) Sub-Adviser to Persimmon Capital Management LP

Nature, Extent & Quality of Services.  The Board noted that sub-adviser, MAWCO, founded in 1995, is an independent, employee owned firm whose objective is to provide superior service and returns to their clients by providing specialized growth equity investment management in the small cap asset class.  The Trustees noted that besides managing accounts for high net worth clients, MAWCO manages two hedge funds, the Weatherbie Growth Fund and the Weatherbie Long/Short Fund.  The Trustees agreed that the resources of a larger firm like MAWCO, with approximately $993 million in assets under management could be a benefit to the Fund’s shareholders.  The Trustees reviewed the background of the 9 principals of the firm and noted that they all have impressive educational backgrounds and financial management experience, each bringing their own specialty to the firm. The Board also noted the sub-adviser will employ a multiple investment manager style rather than a single portfolio manager.  The Board concluded that the sub-adviser, MAWCO, has the experience and resources to provide quality service to the Fund and shareholders.

Performance.  The Board noted that the strategy the Adviser will require the sub-adviser to execute will be very similar to one of the hedge funds the sub-adviser manages, the Weatherbie Long/Short Fund which returned 9.6% over the past year, 9.5% over the past 5 years and 11.7% since inception July 2006, which outperformed the benchmark HFRI Equity Index which returned 7.5% for 1 year, -0.4% for 5 years and 2.2% since July 2006. The Board concluded that based on the financial expertise the sub-adviser’s principals, MAWCO has the ability to deliver positive results to the Fund and the shareholders.

Fees & Expenses.  The Board noted that the sub-adviser will charge a management fee of 1.25%, the same management fee they charge for another sub-advisory arrangement. The Trustees also noted that MAWCO charges one hedge fund a 1% management fee plus a 20% incentive performance fee until the client’s assets reach $30 million, then the management fee increases to 1.5% plus a 20% incentive performance fee.  Considering PCM will receive the advantages this long/short hedge fund strategy for 1.25%, the Board concluded that the sub-adviser fee is reasonable.

Open Field Capital, LLC (OFC) Sub-Adviser to Persimmon Capital Management LP

Nature, Extent & Quality of Service.  The Board noted that the sub-adviser, OFC, was established in 2004 with 4 principals who have worked together for between 15 and 22 years. The Trustees agreed that OFC’s focus on the emerging technology sector could be a benefit to the Fund.  The Trustees noted that OFC manages approximately $74 million for a family office, a venture fund of funds and high net worth individuals. The Board acknowledged that the principals of OFC bring expertise in research, portfolio management and risk management and that an investment committee will meet regularly and conduct daily monitoring to discuss developments related to companies in the portfolio.  The Board noted that OFC has had no material compliance issues in the past 12 months.  The Board concludes that the sub-adviser, OFC, has the ability and resources to provide quality service to the Fund and its shareholders.

Performance.  The Board noted that the sub-adviser will be managing assets allocated by the Adviser using the same strategy employed to manage an off-shore master-feeder fund. This strategy returned 7.96% over one year, 9.33% over 5 years and 10.59% since inception February 2004. Compared to the benchmark used the NASDAQ Composite, the strategy underperformed the one year by 21% but outperformed the 5 year by 6.43% and outperformed since inception February 2004 by 5.74%.  The Board concluded that the sub-adviser, OFC, has the ability and potential to deliver positive returns from the emergency technology sector to the Fund and its shareholders.

Fees & Expenses.  The Board noted that the sub-adviser will charge the Adviser a management fee of 1%.  This compares favorably to what OFC charges their own clients for asset management services which range from 1.0% for long only strategies, 1.0% management fee plus a 20% incentive allocation fee up to 1.5% management fee plus a 20% incentive allocation fee for other strategies.  In considering the facts provided, the Board concluded that the sub-advisory fee is reasonable.

Sonica Capital, LLC (SC) Sub-Adviser to Persimmon Capital Management LP

Nature, Extent & Quality of Service.  The Board noted that sub-adviser commenced operations as an investment adviser in November 2008, and that they manage a fundamental long/short US equity hedge fund with approximately $49 million in assets under management that focuses on mid and large capitalization equities of companies within the US consumer, technology, media and telecommunications and industrials sectors.  The Trustees noted that the key professionals at SC have many years of expertise in portfolio management, trading, research, marketing and investor relations and operations, accounting, and compliance.  It was also noted that there have been no compliance issues at SC within the past 12 months. The Board concludes that SC has the expertise in these sectors and the potential to deliver quality service to the Fund and its shareholders.

Performance.  The Board noted that the sub-adviser using a benchmark of the S&P 500 underperformed the one year 16.99% vs. S&P’s 30.21% and since inception Nov 2008 11.51% vs. S&P’s 13.16%.  The Board agreed that while this was an underperformance against the benchmark, these are still satisfactory returns based on the narrow sector focus.  The Board concluded that the sub-adviser has the potential and expertise to deliver satisfactory returns to the Fund and its shareholders.

Fees & Expenses.  The Board notes that the sub-adviser will charge the adviser a management fee of 1%.  This compares favorably to the management fee SC charges hedge fund clients which is a 2% management fee plus a 20% incentive fee.  The Board concluded that access to a hedge fund strategy benefits the Fund and shareholders, and therefore, the sub-adviser fee is considered reasonable.

Turner Investments, LP (TI) Sub-Adviser to Persimmon Capital Management LP

Nature, Extent & Quality of Service.  The Board noted that the sub-adviser has been managing assets since March 1990, and currently has approximately $11.6 billion under management for institutions and high net worth individuals invested in long only and long/short domestic, global, and international equity strategies focused in the areas of energy, materials, and utilities. The Trustees noted the sub-adviser will provide investment management, compliance, and risk management, consistent with the guidelines set by the Adviser, PCM.  The Board reviewed the backgrounds of the key personnel at TI and noted they have impressive academic credentials and many years of financial industry experience.  The Trustees reviewed and discussed the results of a recent routine regulatory examination.  The Board concludes that the sub-adviser has the personnel and experience to deliver quality service to the Fund and its shareholders.

Performance.  The Board noted that TI will be utilizing its Global Resources and Infrastructure strategy which returned 0.65% over the past 1 year and 6.92% since inception January 2009.  Compared to the benchmark used, (the S&P 500) this strategy underperformed significantly. The S&P returned 30.17% and 15.74% over the same time periods. The Trustees agreed that the S&P 500 is not a perfect benchmark for this sector focused strategy.  The Board concluded that based on all of the sub-advisers past accomplishments, they have the potential to deliver positive performance to the Fund and its shareholders.

Fees & Expenses.  The Board notes that the sub-adviser will charge a management fee of 1.10%. This compares favorably to Turner’s management fee of 1% plus 20% incentive fee for their other accounts (for which they act as adviser, not sub-adviser).  The Board concluded that having access to a hedge fund strategy has the potential to benefit the Fund and its shareholders, therefore, the sub-adviser management fee is considered reasonable.

ISF Management LLC (ISF) Sub-Adviser to Persimmon Capital Management LP

Nature, Extent and Quality of Service.  The Board noted that the sub-adviser, IFS, founded in August 2000 manages a long/short equity hedge fund with assets of about $64 million. The Trustees also noted that IFS acts in a sub-advisory capacity for another registered mutual fund with about $48 million under management.  The Trustees also noted that the key personnel at IFS have many years of industry experience with skills in portfolio management, securities analysis, client relations, compliance and operations. They discussed that the sub-adviser will focus on sub-adviser equity securities of domestic corporations, identifying potential investments using research and analysis of those securities, determine the size, weighting and overall exposure of the portfolio. The Board concluded that the sub-adviser has the ability to deliver quality service to the Fund and its shareholders.

Performance.  The Board discussed the performance of the hedge fund managed by IFS and agreed that the long term performance was good.  The Board discussed the performance of the sub-advised mutual fund, noting that the fund’s 1 year performance of 10.1% and since inception performance of 16.9% exceed the benchmark returns of 3.6% for 1 year and 5.7% since inception.  The Board concluded that based on the sub-adviser’s prior performance there is a decent indication that IFS can potentially deliver positive returns to the Fund and its shareholders.

Fees & Expenses.  The Board notes that the adviser proposed to pay the sub-adviser a management fee of 1.0%. The Trustees noted that this compares favorably to IFS’s management fee of 1% plus 20% of profits for their hedge fund, as well as the 1% management fee to sub-advise the mutual fund it currently manages.  The Board concluded that having access to a hedge fund strategy at a lower management fee than hedge fund clients has the potential to benefit the Fund and its shareholders, and therefore, the sub-adviser fee appears reasonable.

ALL PERSIMMON SUB-ADVISERS

Economies of Scale.  Based on the anticipated size of the Fund and the fact that only a portion of the Fund’s assets will be allocated to each sub-adviser, the Trustees concluded that meaningful economies of scale will not be realized during the initial term of the agreement. They further considered it may also be difficult for a quality sub-adviser utilizing a hedge fund strategy on a portion of the Fund to consider breakpoints due to competitive considerations. However, it was noted to the Board by the Adviser, PCM, that as the fund grows, and if the sub-advisers or adviser achieve economies of scale, the adviser would be willing to evaluate the implementation of breakpoints. The Trustees noted that it would be in the adviser’s best interests to negotiate breakpoints if possible, because lower fees improve performance and assist in asset gathering. The Board agreed it will monitor and address at the appropriate time.

Profitability.  The Board considered the anticipated profits to be realized by each sub-adviser in connection with the operation of Persimmon and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees noted that because of the anticipated asset levels during the initial term of the agreement and the assets allocated to each sub-adviser by the adviser, the Board was satisfied that each sub-adviser’s level of profitability from its relationship with the Fund would be reasonable.

Conclusion. Having requested and received such information from each Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the investment sub-advisory agreement, and as assisted by the advice of independent counsel, the Board concluded that the fee structure is reasonable and that approval is in the best interests of the Trust and the future shareholders of Persimmon.

PRIVACY NOTICE

Rev. April 2012

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■

Social Security number and income

■

assets, account transfers and transaction history

■

investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-493-4603

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■

open an account or give us contact information

■

provide account information or give us your income information

■

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■

sharing for affiliates’ everyday business purposes—information about your creditworthiness

■

affiliates from using your information to market to you

■

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-233-8300 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-233-8300.

INVESTMENT ADVISOR

Persimmon Capital Management, LP

1777 Sentry Parkway West

Gwynedd Hall, Suite 102

Blue Bell, PA 19422

SUB-ADVISORS

Caerus Global Investors, LLC

Open Field Capital LLC

712 5th Ave, 19th Floor

1140 Avenue of the Americas, 9th Floor

New York, NY 10019

New York, NY 10036

Inflection Partners LLC

Sonica Capital, LLC

388 Market St, Suite 1300

400 Madison Ave

San Francisco, CA 94111

New York, NY 10017

ISF Management, LLC

              Turner Investments, LP

767 Third Ave, 39th Floor

1205 Westlakes Drive, Suite 100

New York, NY 10017

Berwyn, PA 19312

M.A. Weatherbie & Co., Inc.

265 Franklin Street, Suite 1601

Boston, MA 02110

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/10/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/10/13

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

6/10/13